Fixed assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

			Office
	Photovoltaic	Biogas	furniture and	Leasehold
	Plants	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2018	87,922	15,157	121	52	103,252
Additions	*10,367	3,499	17	-	13,883
Balance as at December 31, 2018	98,289	18,656	138	52	117,135

Balance as at January 1, 2019	98,289	18,656	138	52	117,135
Additions	*73,402	932	9	-	74,343
Disposals	*(68,908)	-	-	-	(68,908)
Effect of changes in exchange rates	1	-	-	-	1
Balance as at December 31, 2019	102,784	19,588	147	52	122,571

Depreciation
Balance as at January 1, 2018	24,154	111	98	52	24,415
Depreciation for the year	4,396	1,081	23	-	5,500
Balance as at December 31, 2018	28,550	1,192	121	52	29,915

Balance as at January 1, 2019	28,550	1,192	121	52	29,915
Depreciation for the year	4,383	1,353	8	-	5,744
Disposals	*(27,477)	-	-	-	(27,477)
Balance as at December 31, 2019	5,456	2,545	129	52	8,182

Carrying amounts
As at January 1, 2018	63,768	15,046	23	-	78,837
As at December 31, 2018	69,739	17,464	17	-	87,220
As at December 31, 2019	97,328	17,043	18	-	114,389

*See Note 6C

Investment in Photovoltaic Plants

Since March 4, 2010, the Company acquired seventeen photovoltaic plants located in Italy, Spain and Israel (see Note 6D). In addition, the Company’s subsidiary, Talasol, is promoting the Talasol Project (see Note 6C 2). On December 20, 2019, the Company sold ten Italian indirectly wholly-owned subsidiaries, which own twelve of the aforementioned seventeen photovoltaic plants with an aggregate nominal capacity of approximately 22.6 MW.

In connection with PV Plants owned by the Company as of December 31, 2019 and the Talasol Project, the Company recorded as of December 31, 2019, fixed assets at an aggregate value of approximately €102,784 thousand, in accordance with actual costs incurred. Depreciation with respect to the PV Plants in Italy (sold by the Company on December 20, 2019) was calculated using the straight-line method over 20 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. Depreciation with respect to the PV Plants in Spain is calculated using the straight-line method over 25 years starting connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2019, the Company recorded depreciation expenses with respect to its PV Plants in Italy and Spain of approximately €4,383 thousand.

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2019:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at
			December 31, 2019
			€ in thousands
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	under construction	83,770

Investment in Biogas Installations
In connection with the Company's Biogas Installations (see Note 6C 1), the Company recorded as of December 31, 2019, fixed assets at an aggregate value of approximately €19,588 thousand, in accordance with actual costs incurred.

Depreciation with respect to the Biogas Installations is calculated using the straight-line method over 12 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2019, the Company recorded depreciation expenses with respect to its Biogas Installations in the Netherlands of approximately €1,353 thousand.

Capitalized borrowing costs
In the reporting period borrowing costs in the amount of €1,140 thousand were capitalized to qualifying assets. Those expenses are related to the Talasol Project.